THE ADVISORS' INNER CIRCLE FUND

ANALYTIC FUNDS
SEMI-ANNUAL REPORT                                                 JUNE 30, 2002

                                              ANALYTIC DEFENSIVE EQUITY FUND
                                              ANALYTIC SHORT-TERM INCOME FUND
                                              ANALYTIC INTERNATIONAL FUND

                                                                  ANALYTIC FUNDS
                                                                  JUNE 30, 2002
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Schedule of Investments/Statements of Net Assets
   Defensive Equity Fund .................................................   4
   Short-Term Income Fund                                                    12
   International Fund ....................................................   14

Statement of Assets and Liabilities ......................................   20
Statements of Operations .................................................   21
Statements of Changes in Net Assets ......................................   22

Financial Highlights
   Defensive Equity Fund .................................................   24
   Short-Term Income Fund ................................................   25
   International Fund ....................................................   26
Notes to Financial Statements ............................................   27
--------------------------------------------------------------------------------

                                                                  ANALYTIC FUNDS
--------------------------------------------------------------------------------
June 30, 2002

Dear Fellow Shareholders:

We are pleased to send you the Analytic Funds Semi-Annual report for the period ending June 30, 2002.

Economic news released during the first quarter of 2002 was quite positive. For example, employment reports showed declines in initial unemployment claims, business inventories fell to the lowest level since December 1999, and inflation data was tame as measured by both the CPI and PPI.

Yet investors shrugged off the positive economic news and paid more attention to corporate accounting practices and lackluster business forecasts from some technology giants such as Intel. In addition, the Enron scandal put the quality of corporate earnings under the investor microscope. Investors punished companies that had a hint of accounting problems, whether significant or not, hurting the performance of U.S. indexes.

Negative investor sentiment continued in the second quarter. Lingering concern over earnings, both in terms of quality and direction, as well as uncertainty regarding economic recovery, corporate credibility issues, and threats of terrorism continued to send investors fleeing from stocks into safer havens such as bonds, pushing the major indexes into negative territory. A weakening U.S. dollar also hurt stocks on rising concerns about the level of the current U.S. account deficit amid signs of a slow economic recovery.

Negative sentiment translated into negative returns for U.S. equities and the S&P 500 Index returned -13.16% for the first six months of 2002. Although the return was negative for shareholders, the Analytic Defensive Equity's conservative, hedged investment process enabled the fund to outperform the index and return -8.36%. The fund also performed well versus its peers as measured by Lipper, finishing in the top 10% (64 of 873) of Large Cap Core Funds for the six months ending June 30, 2002.

International equities outperformed U.S. equities. The Morgan Stanley Capital International EAFE Index returned -1.62% for the six months ending June 30, 2002. A weakening U.S. dollar, combined with the negativity surrounding
U.S. stocks, sent

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
investors searching for new opportunities in countries such as Japan. We are pleased to report that the International Fund returned 3.49% for the period, outpacing the index by over 4.5%. The Fund also performed well versus its peers, placing in the top 15% (123 of 824) in the International Fund category, as measured by Lipper.

Bonds were the place to be as both international and domestic bonds posted positive first half results. The Fed left rates unchanged during the six months, after cutting rates from 6.5% to 1.75% last year. In addition to rates remaining unchanged, bonds were the recipient of a flight to quality as investors sold equities and invested in safer vehicles. The Merrill Lynch 1-3 Year U.S. Treasury Index returned 2.38% for the year to date ending June 30, 2002. The Analytic Short-Term Income Fund outperformed its index and returned 2.89%, ranking it 14 of 74 Short U.S. Government Funds, as identified by Lipper.

We appreciate your loyalty and continuing support.


Sincerely,

      Harindra de Silva, Ph.D, CFA                    Greg McMurran
      President/Co-Portfolio Manager                  Chief Investment Officer

      /s/Harindra de Silva                            /s/Greg McMurran


Dennis Bein, CFA                  Steven Sapra, CFA            Scott Barker, CFA
Portfolio Manager                 Portfolio Manager            Portfolio Manager

/s/Dennis Bein                    /s/Steven Sapra              /s/Scott Barker


      Robert Murdock, Ph.D., CFA                    Doug Savarese, CFA
      Portfolio Manager                             Portfolio Manager

      /s/Robert Murdock                             /s/Doug Savarese

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------

           ALL PERFORMANCE PRESENTED IN THIS REPORT IS HISTORICAL AND
          SHOULD NOT BE CONSTRUED AS A GUARANTEE OF FUTURE RESULTS. THE
           INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL
             FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,
               MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
            A PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL
                          DIVIDENDS AND CAPITAL GAINS.

                  THERE ARE NO ASSURANCES THAT A PORTFOLIO WILL
                           MEET ITS STATED OBJECTIVES.

    A PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT
     IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

                     DEFINITION OF THE COMPARATIVE INDICES

LIPPER MUTUAL FUND AVERAGES are equally-weighted benchmarks composed of mutual funds with similar objectives.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, and a maturity ranging between one to three years.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 INDEX is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

          INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF
   SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
                             WOULD HAVE BEEN LOWER.

       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK - 119.7%
--------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                              ------      -----
APPAREL/TEXTILES -- 0.1%
   VF                                                          634   $    24,859
                                                                     -----------
AUTOMOTIVE -- 4.0%
   Autozone*+                                                 5,223      403,738
   General Motors+                                            9,630      514,723
   ITT Industries+                                            7,065      498,789
                                                                     -----------
                                                                       1,417,250
                                                                     -----------
BANKS -- 9.0%
   BB&T+                                                     15,989      617,175
   Citigroup+                                                30,633    1,187,029
   FleetBoston Financial+                                    18,401      595,272
   Keycorp+                                                   5,304      144,799
   Washington Mutual+                                        17,425      646,642
                                                                     -----------
                                                                       3,190,917
                                                                     -----------
BUILDING & CONSTRUCTION -- 2.8%
   Centex+                                                    6,103      352,692
   Georgia-Pacific                                            9,729      239,139
   KB Home+                                                   7,048      363,043
   McDermott International*+                                  3,910       31,671
                                                                     -----------
                                                                         986,545
                                                                     -----------
CHEMICALS -- 1.6%
   Cooper Industries Ltd, Cl A                                9,678      380,345
   Engelhard+                                                 6,106      172,922
                                                                     -----------
                                                                         553,267
                                                                     -----------
COMMUNICATIONS EQUIPMENT -- 0.3%
   Rockwell Collins+                                          3,542       97,122
                                                                     -----------
COMPUTERS & SERVICES -- 7.4%
   Autodesk+                                                 18,657      247,205
   Cisco Systems*+                                           12,069      168,363
   Hewlett-Packard+                                           4,369       66,758
   International Business Machines+                           1,560      112,320
   Microsoft*+                                               26,452    1,446,924


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                             ------      ------
COMPUTERS & SERVICES -- CONTINUED
   Novell*+                                                  17,172   $   55,122
   Oracle*+                                                  40,403      382,617
   Palm*                                                     85,862      151,117
                                                                      ----------
                                                                       2,630,426
                                                                      ----------
DEPARTMENT STORES -- 4.0%
   May Department Stores+                                    12,205      401,910
   Target                                                    13,667      520,713
   Wal-Mart Stores                                            9,292      511,153
                                                                      ----------
                                                                       1,433,776
                                                                      ----------
DIVERSIFIED OPERATIONS -- 0.8%
   Tyco International                                        19,831      267,917
                                                                      ----------
ELECTRICAL EQUIPMENT & SERVICES -- 10.6%
   AES*+                                                     17,557       95,159
   Allegheny Energy+                                          9,877      254,333
   American Electric Power+                                     781       31,256
   Duke Energy                                               11,245      349,719
   General Electric+                                         53,264    1,547,319
   PG&E*+                                                    18,057      323,040
   Reliant Energy                                            13,611      230,026
   Sempra Energy                                             15,547      344,055
   TXU                                                        5,738      295,794
   Xcel Energy                                               18,004      301,927
                                                                      ----------
                                                                       3,772,628
                                                                      ----------
ENTERTAINMENT -- 1.0%
   Harrah's Entertainment*+                                   8,379      371,609
                                                                      ----------
FINANCIAL SERVICES -- 8.6%
   Bear Stearns+                                              7,895      483,174
   Deluxe+                                                    9,383      364,905
   Fannie Mae+                                               10,652      785,585
   Freddie Mac+                                              10,436      638,683
   Household International+                                   8,073      401,228
   SLM                                                        4,028      390,313
                                                                      ----------
                                                                       3,063,888
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                             ------      ------

FOOD, BEVERAGE & TOBACCO -- 5.0%
   Coca-Cola+                                                15,876   $  889,056
   Hershey Foods+                                             8,510      531,875
   UST                                                       10,225      347,650
                                                                      ----------
                                                                       1,768,581
                                                                      ----------
GOLD -- 2.3%
   Freeport-McMoran Copper & Gold, Cl B*+                    13,762      245,652
   Praxair                                                    9,703      552,780
                                                                      ----------
                                                                         798,432
                                                                      ----------
HOME PRODUCTS -- 4.1%
   Avon Products+                                             9,543      498,527
   Procter & Gamble+                                         10,911      974,352
                                                                      ----------
                                                                       1,472,879
                                                                      ----------
INFORMATION SERVICES -- 1.5%
   Automatic Data Processing+                                12,239      533,008
                                                                      ----------
INSURANCE -- 4.5%
   American International Group+                              2,506      170,985
   John Hancock Financial Services                           14,326      504,275
   Loews+                                                     9,095      481,944
   Metlife+                                                  15,779      454,435
                                                                      ----------
                                                                       1,611,639
                                                                      ----------
MACHINERY -- 1.5%
   Applied Materials*+                                       16,353      311,034
   Brunswick                                                  8,122      227,416
                                                                      ----------
                                                                         538,450
                                                                      ----------
MEDIA -- 2.0%
   Comcast, Cl A*+                                           16,571      395,053
   Walt Disney+                                              16,491      311,680
                                                                      ----------
                                                                         706,733
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                             SHARES      VALUE
                                                             ------      ------

MEDICAL PRODUCTS & SERVICES -- 3.8%
   Chiron*+                                                   7,953   $  281,139
   Healthsouth*+                                              1,903       24,339
   Johnson & Johnson+                                        19,891    1,039,504
                                                                      ----------
                                                                       1,344,982
                                                                      ----------
METALS -- 0.9%
   Ball+                                                      7,720      320,226
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 2.4%
   Convergys*+                                                4,850       94,478
   Electronic Data Systems+                                   8,435      313,360
   Omnicom Group+                                             5,325      243,885
   Unisys*                                                   22,127      199,143
                                                                      ----------
                                                                         850,866
                                                                      ----------
MISCELLANEOUS MANUFACTURING -- 1.7%
   Johnson Controls+                                          5,641      460,362
   Stanley Works                                              3,698      151,655
                                                                      ----------
                                                                         612,017
                                                                      ----------
NATURAL GAS -- 1.0%
   Dynegy, Cl A                                              13,962      100,527
   El Paso+                                                   8,841      182,213
   Williams                                                  13,063       78,247
                                                                      ----------
                                                                         360,987
                                                                      ----------
PETROLEUM REFINING -- 6.1%
   ChevronTexaco+                                            10,164      899,514
   Conoco+                                                    2,409       66,970
   Exxon Mobil                                               12,924      528,850
   Marathon Oil+                                             20,983      569,059
   Phillips Petroleum+                                        1,524       89,733
                                                                      ----------
                                                                       2,154,126
                                                                      ----------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES      VALUE
                                                             ------      ------
PHARMACEUTICALS -- 10.2%
   Abbott Laboratories+                                      14,608   $  549,991
   Amgen*+                                                    4,044      169,363
   Genzyme Corp-Genl Division*+                               6,880      132,371
   Merck+                                                    16,672      844,270
   Pfizer+                                                   35,296    1,235,360
   Schering-Plough                                           19,056      468,778
   Wyeth                                                      4,282      219,238
                                                                     -----------
                                                                       3,619,371
                                                                     -----------
PRINTING & PUBLISHING -- 2.0%
   McGraw-Hill+                                               5,879      350,976
   Meredith+                                                  3,693      141,627
   R.R. Donnelley & Sons+                                     7,349      202,465
                                                                     -----------
                                                                         695,068
                                                                     -----------
RETAIL -- 4.9%
   Home Depot+                                               17,720      650,856
   Kroger*+                                                  21,085      419,591
   Office Depot*+                                            17,695      297,276
   Sherwin-Williams                                          12,976      388,372
                                                                     -----------
                                                                       1,756,095
                                                                     -----------
RUBBER & PLASTIC -- 0.4%
   Cooper Tire & Rubber+                                      7,575      155,666
                                                                     -----------
SEMI CONDUCTORS -- 3.3%
   Intel+                                                    36,502      666,891
   Kla-Tencor*+                                               5,201      228,792
   Novellus Systems*+                                         5,333      181,322
   Nvidia*+                                                   4,865       83,581
   Xilinx*                                                      396        8,882
                                                                     -----------
                                                                       1,169,468
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 6.2%
   AT&T                                                      37,826      404,738
   BellSouth+                                                18,857      593,995
   Motorola+                                                 24,821      357,919
   SBC Communications                                        23,976      731,268
   Sprint-FON Group+                                          9,565      101,485
                                                                      ----------
                                                                       2,189,405
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK - CONCLUDED
--------------------------------------------------------------------------------
                                                           SHARES/FACE
                                                              AMOUNT      VALUE
                                                            -----------   ------
TRANSPORTATION SERVICES -- 2.2%
   Carnival+                                                  2,256   $   62,469
   CSX+                                                      12,202      427,680
   Sabre Holdings*                                            8,343      298,679
                                                                      ----------
                                                                         788,828
                                                                      ----------
WHOLESALE -- 3.5%
   Cardinal Health+                                           4,185      257,001
   Safeway*                                                  13,075      381,659
   Supervalu                                                  3,681       90,295
   W.W. Grainger+                                            10,545      528,304
                                                                      ----------
                                                                       1,257,259
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $46,005,113)                                              42,514,290
                                                                      ----------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- 2.0%
--------------------------------------------------------------------------------
BERMUDA -- 1.6%
   ACE+                                                      10,909      344,724
   XL Capital, Cl A                                           2,755      233,349
                                                                      ----------
                                                                         578,073
                                                                      ----------
CANADA -- 0.4%
   Nortel Networks*+                                         86,908      126,016
                                                                      ----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $752,172)                                                    704,089
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 1.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL+ (B)-- 1.1%
   1.859%, 09/19/02  (Cost $398,361)                       $400,000      398,524
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.0%
--------------------------------------------------------------------------------

                                                             FACE
                                                             AMOUNT        VALUE
                                                             ------        -----

REPURCHASE AGREEMENT -- 2.0%
   JP Morgan Chase 1.550%, dated 06/28/02, matures 07/01/02,
      repurchase price $699,932 (collaterialized by a U.S.
      Treasury Note: total market value $713,839)
      (Cost $699,842) (C)                                   $699,842 $  699,842
                                                                     ----------
   TOTAL INVESTMENTS -- 124.8%
      (Cost $47,855,488) (A)                                         44,316,745
                                                                     ----------
-------------------------------------------------------------------------------
 WRITTEN INDEX OPTIONS -- (5.1)%
-------------------------------------------------------------------------------
                                                          CONTRACTS
                                                          ---------
   S&P 500 Index  July 2002, 900 Call                          (55)    (552,750)
   S&P 500 Index  July 2002, 925 Call                          (50)    (392,500)
   S&P 500 Index  July 2002, 950 Call                          (50)    (255,000)
   S&P 500 Index  July 2002, 960 Call                          (30)    (145,500)
   S&P 500 Index  July 2002, 975 Call                          (50)    (145,000)
   S&P 500 Index  July 2002, 990 Call                          (30)     (63,000)
   S&P 500 Index  August 2002, 900 Call                        (25)    (247,250)
                                                                     ----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums Received $(2,233,130))                               (1,801,000)
                                                                     ----------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (24.3)%
--------------------------------------------------------------------------------
                                                           SHARES
                                                           -------
   Aflac                                                   (11,888)    (380,416)
   AmerisourceBergen                                        (4,651)    (353,476)
   Bausch & Lomb                                            (7,842)    (265,452)
   Big Lots*                                                (2,068)     (40,698)
   BMC Software*                                           (14,110)    (234,226)
   Calpine*                                                 (4,616)     (32,450)
   Capital One Financial                                    (4,202)    (256,532)
   Charles Schwab                                          (18,077)    (202,462)
   Deere                                                    (8,343)    (399,630)
   Delta Air Lines                                          (7,778)    (155,560)
   Dollar General                                           (6,915)    (131,592)
   Dow Jones                                                (7,678)    (371,999)
   DTE Energy                                               (1,433)     (63,969)
   Ecolab                                                     (715)     (33,054)
   FirstEnergy                                             (11,608)    (387,475)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- CONCLUDED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------     ------
   Franklin Resources                                      (11,375)   $(485,030)
   Great Lakes Chemical                                       (536)     (14,199)
   Harley-Davidson                                          (7,904)    (405,238)
   Hercules*                                                (6,163)     (71,491)
   Jabil Circuit*                                           (5,322)    (112,347)
   KeySpan                                                 (12,980)    (488,697)
   Molex                                                    (6,958)    (233,302)
   Nucor                                                    (2,825)    (183,738)
   Pall                                                    (10,560)    (219,120)
   Pepsi Bottling Group                                    (10,905)    (335,874)
   PerkinElmer                                             (10,570)    (116,799)
   Phelps Dodge                                             (7,255)    (298,906)
   PMC - Sierra*                                            (8,884)     (82,355)
   Providian Financial                                     (24,159)    (142,055)
   RadioShack                                               (9,777)    (293,897)
   Sears Roebuck                                            (6,237)    (338,669)
   Starbucks*                                              (13,527)    (336,146)
   Symbol Technologies                                      (9,733)     (82,731)
   Tellabs*                                                (15,812)     (98,034)
   TMP Worldwide*                                           (6,216)    (133,644)
   Visteon                                                 (16,207)    (230,139)
   Vulcan Materials                                         (4,038)    (176,864)
   Watson Pharmaceuticals*                                  (9,914)    (250,527)
   Winn-Dixie Stores                                        (9,599)    (149,648)
   Yahoo*                                                   (2,956)     (43,631)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $(9,082,990))                                        (8,632,072)
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- 4.6%                          1,626,694
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $35,510,367
                                                                    ===========
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD -- LIMITED
 + ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS, OPEN FUTURES CONTRACTS AND SECURITIES SOLD SHORT.
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $47,855,488. AT JUNE 30, 2002, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $3,538,743. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $673,791 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $4,212,534.
(B) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT THE TIME OF PURCHASE.
(C) TRI-PARTY REPURCHASE AGREEMENT.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.4%
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT       VALUE
                                                            ------       ------

FEDERAL HOME LOAN BANK -- 17.5%
   Federal Home Loan Bank
      4.125%, 08/15/03                                   $  250,000   $  255,312
      3.375%, 11/15/04                                      350,000      350,322
                                                                      ----------
                                                                         605,634
                                                                      ----------
OTHER GOVERNMENT AGENCY OBLIGATION -- 8.9%
   Tenn Valley Authority
      4.750%, 07/15/04                                      300,000      308,746
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $915,046)                                                    914,380
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 72.0%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS (B)-- 31.1%
      1.730%, 07/11/02+                                   1,040,000    1,039,540
      1.785%, 09/19/02                                       35,000       34,871
                                                                      ----------
                                                                       1,074,411
                                                                      ----------
U.S. TREASURY NOTES -- 40.9%
      7.500%, 02/15/05                                      500,000      553,515
      7.250%, 08/15/04                                      300,000      326,296
      6.500%, 05/15/05                                      100,000      108,555
      5.875%, 11/15/04                                      400,000      425,124
                                                                      ----------
                                                                       1,413,490
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,465,164)                                                2,487,901
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.4%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
   Morgan Treasury 1.550%, dated 06/28/02, matures 07/01/02,
      repurchase price $82,618 (collateralized by a
      U.S. Treasury Note: total market value $84,260)
      (Cost $82,608) (C)                                     82,608       82,608
                                                                      ----------
   TOTAL INVESTMENTS -- 100.8%
      (Cost $3,462,819) (A)                                            3,484,889
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WRITTEN INDEX OPTIONS -- (0.3)%
--------------------------------------------------------------------------------
                                                          CONTRACTS      VALUE
                                                          ---------      ------

   Deutsche Bank Energy July 2002, 370 Puts                     (4)  $     (800)
   Gold & Silver Index July 2002, 65 Puts                      (31)      (2,945)
   Phlx Forest & Paper Index July 2002, 335 Puts                (4)        (860)
   Russell 2000 Index July 2002, 430 Puts                       (3)      (1,140)
   S&P 400 Midcap Index July 2002, 450 Puts                     (3)        (675)
   S&P 500 Index July 2002, 900 Puts                            (1)        (350)
   S&P 100 Index August 2002, 460 Puts                          (3)      (2,040)
                                                                     ----------
   TOTAL WRITTEN INDEX OPTIONS
      (Premiums Received $(9,761))                                       (8,810)
                                                                     ----------
   Other Assets and Liabilities, Net -- (0.5)%                          (17,798)
                                                                     ----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital                                                    4,273,249
   Distributions in Excess of Net Investment Income                     (93,939)
   Accumulated Net Realized Loss                                       (745,836)
   Unrealized Appreciation on Investment Transactions, Future
      and Option Contracts                                               24,807
                                                                     ----------
   TOTAL NET ASSETS -- 100.0%                                        $3,458,281
                                                                     ==========
   INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Authorized 100 million shares --  $0.001 par value)              344,709
                                                                     ----------
   NET ASSET VALUE, Offering and Redemption Price Per Share              $10.03
                                                                     ==========

 + ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS AND OPEN FUTURES CONTRACTS.
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $3,462,818. AT JUNE 30, 2002, NET UNREALIZED APPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $22,071. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $32,181 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $10,110.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
(C) TRI-PARTY REPURCHASE AGREEMENT.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK - 84.9%
--------------------------------------------------------------------------------

                                                             SHARES     VALUE
                                                             ------     ------

AUSTRALIA -- 3.8%
   Leighton Holdings                                          9,422   $   54,958
   Rio Tinto                                                  1,438       27,061
   Westfield Trust*                                          39,936       76,228
                                                                      ----------
                                                                         158,247
                                                                      ----------
AUSTRIA -- 1.0%
   Erste Bank Der Oesterreichischen Sparkassen                  561       40,085
                                                                      ----------
BELGIUM -- 1.6%
   Dexia                                                      4,425       68,480
                                                                      ----------
DENMARK -- 1.5%
   Novo-Nordisk  A/S                                            941       31,150
   TDC A/S                                                    1,134       31,358
                                                                      ----------
                                                                          62,508
                                                                      ----------
FINLAND -- 1.4%
   Fortum OYJ                                                 7,413       42,755
   Nokia OYJ                                                  1,021       14,944
                                                                      ----------
                                                                          57,699
                                                                      ----------
FRANCE -- 7.2%
   AXA                                                        3,456       63,211
   BNP Paribas                                                1,164       64,376
   Cie Generale D'Optique Essilor International               1,465       59,566
   Sanofi-Synthelabo                                          1,052       64,000
   TotalFinaElf                                                 319       51,793
                                                                      ----------
                                                                         302,946
                                                                      ----------
GERMANY -- 4.3%
   Fresenius Medical Care                                     1,378       46,271
   Linde                                                      1,139       57,931
   Prosieben SAT.1 Media                                        389        3,746
   Schering                                                   1,152       72,074
                                                                      ----------
                                                                         180,022
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                              SHARES     VALUE
                                                             ------     ------

HONG KONG -- 2.1%
   Cheung Kong Holdings                                       4,090   $   34,083
   Hutchison Whampoa                                          1,942       14,503
   Swire Pacific                                              7,480       38,263
                                                                      ----------
                                                                          86,849
                                                                      ----------
ITALY -- 4.0%
   ENI-Ente Nazionale Idrocarburi                             6,430      102,240
   Telecom Italia                                            11,955       63,402
                                                                      ----------
                                                                         165,642
                                                                      ----------
JAPAN -- 18.1%
   Canon                                                      1,000       37,794
   Citizen Watch                                              8,000       53,863
   Fuji Photo Film                                            2,000       64,575
   Hitachi                                                    6,000       38,795
   Honda Motor                                                1,000       40,547
   Kyushu Matsushita Electric                                 1,000        7,684
   Matsushita Electric Industrial                             4,000       54,564
   Millea Holdings*                                               1        8,210
   Mitsubishi Electric*                                      11,000       49,374
   Mizuho Holdings                                               20       44,385
   Nippon Telegraph & Telephone                                  16       65,810
   NTT Docomo                                                    29       71,375
   Sharp                                                      3,000       38,094
   Toho                                                       5,000       57,317
   Tohoku Electric Power                                      4,500       63,074
   Tokyo Electric Power                                       3,000       61,697
                                                                      ----------
                                                                         757,158
                                                                      ----------
NETHERLANDS -- 4.2%
   Akzo Nobel                                                 1,162       50,597
   DSM                                                        1,518       70,447
   Koninklijke Philips Electronics                            2,020       56,397
                                                                      ----------
                                                                         177,441
                                                                      ----------
NORWAY -- 1.2%
   Norsk Hydro ASA                                            1,074       51,236
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES    VALUE
                                                              ------    ------

PORTUGAL -- 0.3%
   Portugal Telecom SGPS*                                     1,601   $   11,305
                                                                      ----------
SINGAPORE -- 1.6%
   Allgreen Properties*                                      29,534       17,050
   Singapore Airlines                                         6,938       50,657
                                                                      ----------
                                                                          67,707
                                                                      ----------
SPAIN -- 1.7%
   Altadis                                                    2,626       54,203
   Banco Bilbao Vizcaya Argentaria                            1,320       14,927
   Telefonica*                                                  279        2,342
                                                                      ----------
                                                                          71,472
                                                                      ----------
SWEDEN -- 0.9%
   Electrolux                                                 1,909       38,531
                                                                      ----------
SWITZERLAND -- 7.8%
   Compagnie Financiere Richemont                             2,593       58,975
   Givaudan                                                      20        8,063
   Holcim                                                       279       64,018
   Nestle                                                       476      110,980
   Novartis                                                      42        1,847
   Swiss Reinsurance                                            844       82,512
                                                                      ----------
                                                                         326,395
                                                                      ----------
UNITED KINGDOM -- 22.2%
   BAE Systems CALS*                                             12           19
   Barclays                                                  10,930       91,967
   BHP Billiton                                               9,377       51,099
   BOC Group                                                  1,151       17,878
   Boots                                                        958        9,499
   BP                                                         5,799       48,705
   Diageo                                                     5,976       77,611
   GlaxoSmithKline                                            5,635      121,798
   HBOS                                                       1,753       18,972
   HSBC Holdings                                              1,027       11,811
   Land Securities                                            5,500       72,351
   Lattice Group                                             24,020       62,609


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES/FACE
                                                              AMOUNT      VALUE
                                                             -------      ------
UNITED KINGDOM -- CONTINUED
   Lloyds TSB Group                                             601   $    5,982
   Man Group                                                  2,820       44,275
   Rentokil Initial                                          14,845       60,417
   Shell Transport & Trading                                 13,393      101,054
   Six Continents                                               659        6,695
   Slough Estates*                                           11,910       65,810
   United Utilities                                             361        3,362
   Vodafone Group                                            14,402       19,758
   WPP Group                                                  4,642       39,200
                                                                      ----------
                                                                         930,872
                                                                      ----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $3,544,048)                                                3,554,595
                                                                      ----------
--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 1.3%
--------------------------------------------------------------------------------
   Volkswagen                                                 1,645       52,962
                                                                      ----------
   TOTAL FOREIGN PREFERRED STOCK
      (Cost $55,783)                                                      52,962
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 3.9%
--------------------------------------------------------------------------------
U.S. TREASURY BILL+ (B)-- 3.9%
   1.865%, 09/19/02 (Cost $164,322)                        $165,000      164,391
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 9.0%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 9.0%
   Union Bank of California
      (Cost $378,346)                                       378,346      378,346
                                                                      ----------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $4,142,499) (A)                                            4,150,294
                                                                      ----------
   OTHER ASSETS AND LIABILITIES, NET -- 0.9%                              39,311
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                          VALUE
                                                                          -----
   Paid in Capital                                                  $ 6,238,925
   Undistributed Net Investment Income                                   39,250
   Accumulated Net Realized Loss                                     (2,081,914)
   Unrealized Depreciation on Investment Transactions
      and Future Contracts                                               (7,796)
   Unrealized Appreciation on Foreign Currency and
      Translation of Other Assets and Liabilities in Foreign
      Currency                                                            1,140
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $ 4,189,605
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Authorized 100 million shares --  $0.001 par value)              543,918
                                                                    -----------
   NET ASSET VALUE, Offering and Redemption Price Per Share               $7.70
                                                                    ===========
* NON-INCOME PRODUCING SECURITY
CAL -- CAPITAL AMORTIZING LOAN STOCK
 + ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $4,142,499. AT JUNE 30, 2002, NET UNREALIZED APPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $7,795. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES OF $217,376 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $209,581.
(B) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     At June 30, 2002, sector diversification of the Fund was as follows:

                                                           % OF
     SECTOR DIVERSIFICATION                             NET ASSETS        VALUE
     ----------------------------------                 ----------        -----
     FOREIGN COMMON STOCK
     Medical Products                                        9.5%     $  396,706
     Banking                                                 8.6         360,985
     Oil and Gas                                             8.3         346,547
     Electric Utilities                                      7.4         315,115
     Telecommunications                                      6.8         284,040
     Real Estate                                             6.3         265,522
     Food, Beverages and Tobacco                             5.9         246,156
     Engineering & Construction                              4.2         176,907
     Diversified Operations                                  4.1         171,114
     Insurance                                               3.7         153,933
     Chemicals                                               3.5         146,985
     Retail                                                  2.9         122,337
     Transportation                                          2.7         113,266
     Entertainment                                           2.7         111,881
     Consumer Products                                       2.5         103,106
     Metals and Mining                                       1.9          78,160
     Financial Services                                      1.1          44,275
     Automotive                                              1.0          40,547
     Media                                                   0.9          39,200
     Commercial Services                                     0.9          37,794
     Industrial                                              0.0              19
                                                           ------     ----------
     TOTAL FOREIGN COMMON STOCK                             84.9       3,554,595
     FOREIGN PREFERRED STOCK                                 1.3          52,962
     U.S. TREASURY OBLIGATION                                3.9         164,391
     SHORT-TERM INVESTMENT                                   9.0         378,346
                                                           ------     ----------
     TOTAL INVESTMENTS                                      99.1       4,150,294
     OTHER ASSETS AND LIABILITIES, NET                       0.9          39,311
                                                           ------     ----------
     TOTAL NET ASSETS                                      100.0%     $4,189,605
                                                           ======     ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS
Investments, at Cost                                                $47,855,488
                                                                    ===========
Investments, at Value -- Note A                                     $44,316,745
Cash                                                                  1,808,309
Receivable for Portfolio Shares Sold                                     41,631
Dividend and Interest Receivable                                         37,030
Other Assets                                                             44,582
                                                                    -----------
   Total Assets                                                      46,248,297
                                                                    -----------
LIABILITIES
Written Options Outstanding at Market Value
  (premium received $(2,233,130))                                     1,801,000
Securities Sold Short at Value (proceeds ($9,082,990))                8,632,072
Investment Securities Purchased                                         236,481
Payable for Portfolio Shares Redeemed                                     1,499
Accrued Expenses                                                         55,953
Payable for Daily Variation on Futures Contracts                         10,925
                                                                    -----------
   Total Liabilities                                                 10,737,930
                                                                    -----------
NET ASSETS                                                          $35,510,367
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in Capital                                                     $39,767,135
Distributions in Excess of Net Investment Income                         (3,371)
Accumulated Net Realized Loss                                        (1,532,406)
Unrealized Depreciation on Investment Transactions, Securities
    Sold Short, Option and Future Contracts                          (2,720,991)
                                                                    -----------
TOTAL NET ASSETS                                                    $35,510,367
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Shares Issued and Outstanding
  (Authorized 100 million shares -- $0.001 par value                  3,718,155
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price Per Share                  $9.55
                                                                    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       ANALYTIC FUNDS
                                                       FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                      DEFENSIVE      SHORT-TERM    INTERNATIONAL
                                      EQUITY FUND    INCOME FUND       FUND
                                      -----------    -----------   -------------
INVESTMENT INCOME
Dividends                           $   314,027       $    --       $   62,045
Interest                                  9,698        62,998            5,898
Less: Foreign Taxes Withheld                 (4)           --           (6,111)
                                    -----------       -------       -----------
   TOTAL INVESTMENT INCOME              323,721        62,998           61,832
                                    -----------       -------       -----------
EXPENSES
Investment Advisory Fees -- Note B      117,530         5,870           21,821
Administrative Fees -- Note C            49,092        26,571           33,683
Custodian Fees                            9,340         7,969           19,014
Transfer Agent Fees                      39,696        14,158           21,633
Directors' Fees                           1,788         2,712            1,516
Shareholder Servicing Fees -- Note D     21,784         5,756               --
Audit Fees                                8,165         7,688            5,305
Legal Fees                                8,117         8,177            6,922
Printing Fees                            12,480        10,788            5,531
Registration and Filing Fees              8,992         8,390            8,129
Other Expenses                           10,528         8,030            8,267
                                    -----------       -------       -----------
   TOTAL EXPENSES                       287,512       106,109          131,821
                                    -----------       -------       -----------
Less:
Directed Brokerage                      (55,254)           --               --
Waiver of Investment Advisory Fees      (38,334)       (5,870)         (21,821)
Reimbursement of Other Expenses
    by Investment Advisor                    --       (88,498)         (81,632)
                                    -----------       -------       -----------
   NET EXPENSES                         193,924        11,741           28,368
                                    -----------       -------       -----------
NET INVESTMENT INCOME                   129,797        51,257           33,464
                                    -----------       -------       -----------
NET REALIZED GAIN (LOSS) ON:
   Investments                       (1,284,082)        6,808         (128,549)
   Written Options                    2,318,897         9,465               --
   Foreign Currency Transactions             --            --            5,165
   Futures                             (137,731)       24,084           77,680
                                    -----------       -------       -----------
   TOTAL NET REALIZED GAIN (LOSS)       897,084        40,357          (45,704)
                                    -----------       -------       -----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON:
   Investments                       (3,937,503)       22,968          172,018
   Written Options                     (309,750)        1,280               --
   Foreign Currency Transactions             --            --            1,142
   Futures                              (65,296)          778           (8,850)
                                    -----------       -------       -----------
   NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       (4,312,549)       25,026          164,310
                                    -----------       -------       -----------
   NET REALIZED AND UNREALIZED
   GAIN (LOSS)                       (3,415,465)       65,383          118,606
                                    -----------       -------       -----------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS        $(3,285,668)     $116,640       $  152,070
                                    ===========      ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       DEFENSIVE EQUITY FUND
                                                     --------------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                     JUNE 30, 2002 DECEMBER 31,
                                                      (UNAUDITED)     2001
                                                     ------------- ------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
   Net Investment Income                              $  129,797  $   309,402
   Net Realized Gain (Loss)                              897,084   (1,105,716)
   Net Change in Unrealized Appreciation
     (Depreciation)                                   (4,312,549)    (297,758)
                                                     -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                  (3,285,668)  (1,094,072)
                                                     -----------  -----------
DISTRIBUTIONS:
   Net Investment Income                                (143,613)    (298,690)
   Net Realized Gain                                          --     (190,808)
                                                     -----------  -----------
   TOTAL DISTRIBUTIONS                                  (143,613)    (489,498)
                                                     -----------  -----------
CAPITAL SHARE TRANSACTIONS (1):
   Issued                                              1,417,753    4,037,081
   In Lieu of Cash Distributions                         138,580      470,660
   Redeemed                                           (3,422,657) (10,362,089)
                                                     -----------  -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS                                     (1,866,324)  (5,854,348)
                                                     -----------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS            (5,295,605)  (7,437,918)
                                                     -----------  -----------
NET ASSETS:
   Beginning of Period                                40,805,972   48,243,890
                                                     -----------  -----------
   End of Period (a)                                 $35,510,367  $40,805,972
                                                     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Issued                                                137,097      378,544
   In Lieu of Cash Distributions                          13,740       45,918
                                                     -----------  -----------
   NET INCREASE (DECREASE) FROM SHARES ISSUED
     AND REDEEMED                                       (183,781)    (563,555)
                                                     ===========  ===========

(A) INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME OF $(3,371), $10,445, $(93,939), $(72,340), $39,250, AND $621, RESPECTIVELY
    FOR THE DEFENSIVE EQUITY, SHORT-TERM INCOME AND INTERNATIONAL FUNDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                  ANALYTIC FUNDS
                                                                                                   JUNE 30, 2002
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

                                                              SHORT-TERM
                                                              INCOME FUND                INTERNATIONAL FUND
                                                      --------------------------      --------------------------
                                                       SIX MONTHS       YEAR           SIX MONTHS       YEAR
                                                          ENDED         ENDED             ENDED         ENDED
                                                       JUNE 30, 2002 DECEMBER 31,      JUNE 30, 2002 DECEMBER 31,
                                                       (UNAUDITED)      2001           (UNAUDITED)      2001
                                                      -------------- ------------     -------------- ------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
   Net Investment Income                               $   51,257     $ 206,455       $    33,464   $    47,050
   Net Realized Gain (Loss)                                40,357        60,422           (45,704)   (1,931,772)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        25,026       (11,323)          164,310       369,742
                                                       ----------    ----------        ----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                      116,640       255,554           152,070    (1,514,980)
                                                       ----------    ----------        ----------   -----------
DISTRIBUTIONS:
   Net Investment Income                                  (72,856)     (263,595)               --       (31,174)
   Net Realized Gain                                           --            --                --            --
                                                       ----------    ----------        ----------    ----------
   TOTAL DISTRIBUTIONS                                    (72,856)     (263,595)               --       (31,174)
                                                       ----------    ----------        ----------   -----------
CAPITAL SHARE TRANSACTIONS (1):
   Issued                                               4,044,991     4,947,981         2,142,775     7,092,602
   In Lieu of Cash Distributions                           85,062       266,034                --        31,123
   Redeemed                                            (5,310,644)   (4,256,776)       (2,703,800)   (7,710,358)
                                                       ----------    ----------        ----------   -----------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE
     TRANSACTIONS                                      (1,180,591)      957,239          (561,025)     (586,633)
                                                       ----------    ----------        ----------   -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,136,807)      949,198          (408,955)   (2,132,787)
                                                       ----------    ----------        ----------   -----------
NET ASSETS:
   Beginning of Period                                  4,595,088     3,645,890         4,598,560     6,731,347
                                                       ----------    ----------        ----------   -----------
   End of Period (a)                                   $3,458,281    $4,595,088        $4,189,605   $ 4,598,560
                                                       ==========    ==========        ==========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Issued                                                 406,085       495,745           280,472       878,480
   In Lieu of Cash Distributions                            8,542        26,731                --         4,304
                                                       ----------    ----------        ----------   -----------
   NET INCREASE (DECREASE) FROM SHARES ISSUED
     AND REDEEMED                                        (118,174)       95,429           (74,208)      (70,308)
                                                       ==========    ==========        ==========   ===========

                                                                        ANALYTIC FUNDS
                                                                 DEFENSIVE EQUITY FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                   SELECTED PER SHARE DATA & RATIOS
                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             SIX MONTHS
                                ENDED               YEARS ENDED DECEMBER 31,
                            JUNE 30, 2002  ----------------------------------------
                             (UNAUDITED)   2001     2000     1999     1998     1997
                            -------------  ----     ----     ----     ----     -----

Net Asset Value,
    Beginning of Period       $ 10.46    $ 10.80  $ 11.82  $ 11.77   $ 12.41  $ 13.71
                              -------    -------  -------  -------   -------  -------
Income from Investment
    Operations
   Net Investment Income         0.03       0.08     0.06     0.10      0.05     0.12
   Net Realized and
     Unrealized Gain (Loss)     (0.90)     (0.30)   (0.82)    2.33      3.05     2.49
                              -------    -------  -------  -------   -------  -------
   Total from Investment
     Operations                 (0.87)     (0.22)   (0.76)    2.43      3.10     2.61
                              -------    -------  -------  -------   -------  -------
Distributions:
   Net Investment Income        (0.04)     (0.07)   (0.07)   (0.08)    (0.05)   (0.12)
   Net Realized Gain               --      (0.05)   (0.19)   (2.13)    (3.69)   (3.79)
   In Excess of Realized Gain      --         --       --    (0.17)       --       --
                              -------    -------  -------  -------   -------  -------
   Total Distributions          (0.04)     (0.12)   (0.26)   (2.38)    (3.74)   (3.91)
                              -------    -------  -------  -------   -------  -------
Net Asset Value,
   End of Period              $  9.55    $ 10.46  $ 10.80  $ 11.82   $ 11.77  $ 12.41
                              =======    =======  =======  =======   =======  =======
TOTAL RETURN+                   (8.36)%**  (1.98)%  (6.46)%  21.35%    28.89%   19.11%
                              =======    =======  =======  =======   =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
    (Thousands)               $35,510    $40,806  $48,244  $70,842   $56,021  $46,286
Ratio of Expenses to
   Average Net Assets            0.99%*++   0.99%    0.99%    1.04%     1.38%    1.30%
Ratio of Net Investment
   Income to Average
   Net Assets                    0.66%*++   0.71%    0.51%    0.74%     0.40%    0.75%
Portfolio Turnover Rate           142%       216%     264%     360%      299%      75%

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO AUGUST 31, 1998 IS THE FINANCIAL DATA OF THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC. ANALYTIC DEFENSIVE EQUITY FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC. ON AUGUST 31, 1998. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 0.95328 USED ON THE DATE OF REORGANIZATION.
 * ANNUALIZED
** NOT ANNUALIZED
 + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
   ASSUMED BY THE ADVISER DURING THE PERIOD.
++ WITHOUT WAIVERS AND DIRECTED BROKERAGE THESE RATIOS WOULD HAVE BEEN 1.47%
   AND .18%, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                       ANALYTIC FUNDS
                                                                SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                     SELECTED PER SHARE DATA & RATIOS
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                            SIX MONTHS
                               ENDED               YEARS ENDED DECEMBER 31,
                           JUNE 30, 2002  ------------------------------------------
                            (UNAUDITED)    2001     2000     1999     1998     1997
                           -------------   ----     ----     ----     ----     ----
Net Asset Value,
    Beginning of Period        $ 9.93     $ 9.92   $ 9.79   $10.10    $ 9.97   $ 9.99
                               ------     ------   ------   ------    ------   ------
Income from Investment
    Operations
   Net Investment Income         0.18       0.67     0.59     0.56     0.56     0.56
   Net Realized and
     Unrealized Gain (Loss)      0.10       0.01+++  0.13    (0.31)     0.14    (0.02)
                               ------     ------   ------   ------    ------   ------
   Total from Investment
     Operations                  0.28       0.68     0.72     0.25      0.70     0.54
                               ------     ------   ------   ------    ------   ------
Distributions:
   Net Investment Income        (0.18)     (0.67)   (0.59)   (0.56)    (0.57)   (0.56)
                               ------     ------   ------   ------    ------   ------
   Total Distributions          (0.18)     (0.67)   (0.59)   (0.56)    (0.57)   (0.56)
                               ------     ------   ------   ------    ------   ------
Net Asset Value,
    End of Period              $10.03     $ 9.93   $ 9.92   $ 9.79    $10.10   $ 9.97
                               ======     ======   ======   ======    ======   ======
TOTAL RETURN+                    2.89%**    7.02%    7.60%    2.54%     7.10%    5.54%
                               ======     ======   ======   ======    ======   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)                 $3,458     $4,595   $3,646   $3,729    $5,259   $2,978
Ratio of Expenses to
   Average Net Assets            0.60%*++   0.60%    0.60%    0.69%    0.84%     0.60%
Ratio of Net Investment
   Income to Average Net Assets  5.55%*++   5.20%    6.02%    5.68%    5.43%     5.57%
Portfolio Turnover Rate            61%       167%      34%      62%      25%       34%

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO JULY 27, 1998 IS THE FINANCIAL DATA OF THE SHORT-TERM GOVERNMENT FUND, SERIES OF A PREDECESSOR COMPANY, THE ANALYTIC SERIES FUND, INC. ANALYTIC SHORT-TERM GOVERNMENT FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE SHORT-TERM INCOME FUND OF THE ANALYTIC SERIES FUND, INC. ON JULY 27, 1998. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 1.0162 USED ON THE DATE OF REORGANIZATION.
  * ANNUALIZED
 ** NOT ANNUALIZED
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND
    ASSUMED BY THE ADVISER DURING THE PERIOD.
 ++ WITHOUT WAIVERS THESE RATIOS WOULD HAVE BEEN 5.42% AND .73%, RESPECTIVELY. +++ THE AMOUNT SHOWN FOR THE YEAR ENDED DECEMBER 31, 2001 FOR A SHARE
    OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                  ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           SIX MONTHS                              SEPTEMBER 30,
                              ENDED      YEAR ENDED    YEAR ENDED   1999*** TO
                          JUNE 30, 2002 DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2001          2000          1999
                          ------------- -----------   ------------   ----------
Net Asset Value,
    Beginning of Period      $ 7.44        $ 9.78        $11.25        $10.00
                             ------        ------        ------        ------
Income from Investment
    Operations
   Net Investment Income       0.06          0.03          0.11          0.01
   Net Realized and
     Unrealized Gain (Loss)    0.20         (2.32)        (1.40)         1.25
                             ------        ------        ------        ------
   Total from Investment
     Operations                0.26         (2.29)        (1.29)         1.26
                             ------        ------        ------        ------
Distributions:
   Net Investment Income         --         (0.05)        (0.10)           --
   Net Realized Gain             --            --         (0.04)        (0.01)
   In Excess of Net Realized
     Gain                        --            --         (0.04)           --
                             ------        ------        ------        ------
   Total Distributions           --         (0.05)        (0.18)        (0.01)
                             ------        ------        ------        ------
Net Asset Value,
    End of Period            $ 7.70        $ 7.44        $ 9.78        $11.25
                             ======        -=====        ======        ======
TOTAL RETURN+                  3.49%**     (23.41)%      (11.44)%       12.67%**
                             ======        -=====        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
(Thousands)                  $4,190        $4,599        $6,731        $1,658
Ratio of Expenses to Average
   Net Assets                  1.30%*++      1.30%         1.30%         1.30%*
Ratio of Net Investment Income
   to Average Net Assets       1.81%*++      0.84%         1.11%         0.66%*
Portfolio Turnover Rate          97%          176%           38%            5%



   *  ANNUALIZED
  **  NOT ANNUALIZED
 ***  COMMENCEMENT OF OPERATIONS.
   + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
  ++  WITHOUT WAIVERS THESE RATIOS WOULD HAVE BEEN 6.04% AND (2.93)%,
      RESPECTIVELY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                  ANALYTIC FUNDS
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 portfolios. The financial statements herein are those of the Analytic Funds (the "Funds"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short-Term Income Fund (the "UAM Portfolios") voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short-Term Income Fund. The reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not

                                                                  ANALYTIC FUNDS
--------------------------------------------------------------------------------
     readily available (of which there are none as of June 30, 2002) are valued at fair value as determined in good faith by or in accordance with procedures approved by the Board of Trustees.

     2. FEDERAL INCOME TAXES: It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended.Accordingly, no provision for Federal income taxes is required.

         The Analytic International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Analytic International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     3. SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     4. NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     5. EXPENSES: Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     6. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     7. FOREIGN CURRENCY TRANSLATION: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Fund's books and the U.S. dollar equivalent amounts actually received or paid.
     8. DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income for the Defensive Equity Fund are declared and paid quarterly, if available. Distributions from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Distributions from net investment income for the International Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

           The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

     9. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     10. DERIVATIVE FINANCIAL INSTRUMENTS: Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

     11. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at June 30, 2002.

     12. WRITTEN OPTION ACCOUNTING PRINCIPLES: When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.
        When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
        When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.
        The Funds trade written option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     13. FUTURES CONTRACTS: Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.


     14. SHORT SALES: As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale. Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     15. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Funds implemented the provisions of the aicpa audit and accounting guide, "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001.
     B. INVESTMENT ADVISORY SERVICES: Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual
(US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Defensive Equity Fund; 0.30% of the average net assets of the Short-Term IncomeFund; and 1.00% of the average net assets of the International Fund. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of UAM on September 26, 2000.
     The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity Fund; 0.60% of the Short-Term Income Fund and 1.30% of the International Fund. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser.
     The Defensive Equity Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six months ended June 30, 2002, the Fund's expenses were reduced by $55,254 under this arrangement. The effect of the Fund's expense ratio due to directed brokerage, as a percentage of the average net assets of the Fund on an annualized basis, for the six months ended June 30, 2002 was 0.28%.
     C. ADMINISTRATION AND DISTRIBUTION AGREEMENTS: The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:
     .120% on the  first  $250  million in Fund assets
     .100% on the next $250 million in Fund assets
     .080% on the next $250 million in Fund assets
     .040% on all Fund assets over $750 million
     The Funds are subject to a minimum annual administration fee of $350,000, allocated by each Fund's daily net assets, which would be increased by $20,000 per additional class and $75,000 per additional fund.
     Prior to the reorganization of the Funds from UAM Funds to the Trust, the Funds had an agreement with the Administrator to provide administrative services for the Funds and to pay Administration fees of 0.093% for the Defensive Equity and International Funds, 0.073% for the Short-Term Income Fund and an annual base fee of $54,500 for each of the Funds.
     DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer agency agreement with the Funds.
     D. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representative receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative.

                                                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     E. PURCHASES AND SALES: The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the Funds for the six months ended June 30, 2002 were as follows:
                                                        U.S. GOVT.    U.S. GOVT.
                           PURCHASES       SALES        PURCHASES      SALES
                        --------------   ----------    -----------  ------------
Defensive Equity        $ 54,873,453   $ 54,524,295    $       --     $       --
Short-Term Income                 --             --     1,598,996      2,213,145
International              3,881,389      4,686,655            --             --
Transactions in option contracts written in the Defensive Equity Fund were as follows:
                                                 NUMBER OF
                                                 CONTRACTS        PREMIUMS
                                                ------------      ----------
Outstanding at December 31, 2001                    200           $  567,880
Options written                                   1,885            7,070,067
Options terminated in closing
  purchase transactions                          (1,680)          (5,038,968)
Options expired                                    (115)            (365,849)
                                                ------------      ----------
Outstanding at June 30, 2002                        290           $ 2,233,130
                                                ============      ===========

Transactions in option contracts written in the Short-Term Income Fund were as follows:
                                                 NUMBER OF
                                                 CONTRACTS         PREMIUMS
                                                ------------      -----------
Outstanding at December 31, 2001                     56           $    8,921
Options written                                     200               44,353
Options terminated in closing
  purchase transactions                             (41)             (11,066)
Options expired                                    (166)             (32,447)
                                                ------------      ----------
Outstanding at June 30, 2002                         49           $   9,761
                                                ============      ===========

The following Funds had futures contracts open as of June 30, 2002:
                      NUMBER
CONTRACT                OF             TRADE         SETTLEMENT      UNREALIZED
DESCRIPTION          CONTRACTS         PRICE            MONTH        GAIN (LOSS)
------------        ----------       ----------      -----------     -----------
DEFENSIVE EQUITY
S&P 500                23                $990.10   September 2002     $(65,296)
                                                                      ---------
                                                                      $(65,296)
                                                                      =========

                                                                 ANALYTIC FUNDS

--------------------------------------------------------------------------------

                      NUMBER
CONTRACT                OF            TRADE          SETTLEMENT      UNREALIZED
DESCRIPTION          CONTRACTS       PRICE(1)           MONTH       GAIN (LOSS)
------------        ----------       ----------      -----------     -----------
SHORT-TERM INCOME
Australian Dollar       4             $ 56.00      September 2002      $(4,040)
British Pound           2              152.44      September 2002        9,030
Canadian Dollar        (4)              65.86      September 2002       (2,680)
Euro                    4                0.99      September 2002       24,210
Japanese Yen           (2)              84.03      September 2002       (8,395)
Swiss Franc            (4)              67.56      September 2002      (16,340)
                                                                       --------
                                                                       $ 1,785
                                                                       =========
INTERNATIONAL
Australian Dollar       8            57.00          September 2002     $(8,000)
British Pound           4           145.20          September 2002      18,100
CAC 40 Index           (5)        3,739.50   EUR    July 2002           (8,023)
Canadian Dollar        (7)           65.20          September 2002      (4,620)
DAX Index              (2)        4,534.50   EUR    September 2002       5,226
Euro                    4             0.94          September 2002      24,250
FTSE 100 Index         (4)        4,764.50   GBP    September 2002       6,626
Hang Seng Index        (2)       10,649.00   EUR    July 2002             (500)
IBEX Plus Index         2         7,313.00   JPY    July 2002           (8,213)
Japanese Yen           (3)           80.68          September 2002     (12,563)
MIB 30 Index            1        28,406.00   EUR    September 2002      (1,710)
OMXIndex              (23)          581.42   SEK    July 2002           (7,849)
S&P 500 Index           2           992.66          September 2002      (1,279)
S&P/TSE 60 Index        5           408.40   CAD    September 2002      (4,187)
SPI 200 Index           6         3,242.51   AUD    September 2002      (3,514)
Swiss Franc            (4)           64.30          September 2002     (16,300)
Topix Index            (1)        1,106.00          September 2002       6,965
                                                                      ---------
                                                                      $(15,591)
(1) In U.S. Dollars unless otherwise indicated.
AUD -- Australian Dollar
CAD -- Canadian  Dollar
EUR -- Euro
GBP -- Great British Pound
JPY -- Japanese Yen
SEK -- Swedish Krona

                                                                 ANALYTIC FUNDS

--------------------------------------------------------------------------------
     F. LINE OF CREDIT: Prior to the Funds' reorganization to the Trust, the Defensive Equity, Enhanced Equity and Short-Term Income Funds, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings were made solely to temporarily finance the repurchase of capital shares. Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee was computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating Fund based on its average daily unused portion of the line of credit. During the six months ended June 30, 2002, the Funds had no borrowings under the agreement.

    G. OTHER: At June 30, 2002, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

     ANALYTIC FUNDS              NO. OF SHAREHOLDERS        % OWNERSHIP
     ------------                -------------------        -----------
     Defensive Equity Fund              1                     13.3%
     Short-Term Income                  3                     59.0
     International Fund                 3                     88.5

                               THE ANALYTIC FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  (toll free)
                                 1-877-826-5465

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             700 South Flower Street
                                   Suite 2400
                              Los Angeles, CA 90017

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                               1800 M Street N.W.
                              Washington, DC 20036

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.